INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income tax expenses

For the years ended December 31,	2021	2020	2019
Loss before income taxes	$1,044,863	$133,379	$147,137
Statutory income tax rate	27.00%	27.00%	27.00%
Expected income tax benefit	(282,113)	36,012	39,727
Items not deductible for income tax purposes	250,350	—	(8)
Underprovided in prior years	117,667	97,367	107,695
Unrecognized benefit of deferred tax assets	(85,905)	(133,379)	(147,414)
Income tax expense	$—	$—	$—

Schedule of unrecognized deductible temporary differences and unused tax losses

For the years ended December 31,	2021	2020
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,656,168	$2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,336,148	4,218,481
Capital losses carried forward	993,649	993,649
Unrecognized deductible temporary differences	$8,684,805	$8,567,138

Schedule of unrecognized unused non-capital tax losses

2027	$590,000	$590,000
2028	306,000	306,000
2029	487,000	487,000
2030	454,000	454,000
2031	336,000	336,000
2032	122,000	122,000
2033	213,000	213,000
2034	457,000	457,000
2035	344,000	344,000
2036	284,000	284,000
2037	184,000	184,000
2038	161,000	161,000
2039	147,000	147,000
2040	133,000	133,000
2041	118,000	118,000
Unrecognized unused non-capital tax losses	$4,336,000	$4,336,000